UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2026

WealthTrust DBS Long Term Growth ETF

ITEM 1.(a).  Reports to Stockholders.

WealthTrust DBS Long Term Growth ETF Tailored Shareholder Report

semi-annual shareholder report January 31, 2026 WealthTrust DBS Long Term Growth ETF ticker: WLTG (Listed on the NYSE Floor)

This semi-annual shareholder report contains important information about the WealthTrust DBS Long Term Growth ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at wealthtrustetf.com. You can also contact us at (844) 444-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WealthTrust DBS Long Term Growth ETF	$36	0.67%¹
¹	Annualized.

Sector Breakdown - Common Stocks

Sector Breakdown - Exchange Traded Funds

Top Ten Holdings
SPDR Bloomberg 3-12 Month	12.12%
iShares Russell 1000 ETF	9.72%
Vanguard Mid-Cap ETF	4.90%
Alphabet, Inc. Class A	4.67%
Meta Platforms, Inc.	3.95%
Invesco QQQ Trust Series	3.56%
Coherent Corp.	3.27%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.22%
SPDR Gold Shares	2.94%
Amazon.com, Inc.	2.89%

For additional information about the Fund; including its summary prospectus, prospectus, financial statements and other information, holdings and proxy voting information, visit wealthtrustetf.com.

Key Fund Statistics

(as of January 31, 2026)

Fund Net Assets	$69,592,375
Number of Holdings	38
Total Net Advisory Fee	$212,857
Portfolio Turnover Rate	33.57%

What did the Fund invest in?

(% of Net Assets as of January 31, 2026)

ITEM 1.(b).

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended January 31, 2026 (Unaudited)

WealthTrust DBS Long Term Growth ETF

FINANCIAL STATEMENTS | January 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Schedule of InvestmentsJanuary 31, 2026 (Unaudited)

See Notes to Financial Statements

		Shares	Value
60.56%	COMMON STOCKS

10.06%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	9,606	$3,246,828
	Meta Platforms, Inc.	3,837	2,749,210
	Netflix, Inc.(A)	12,074	1,008,058
			7,004,096

7.53%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	8,403	2,010,838
	Aptiv plc ADR(A)	18,402	1,393,952
	Carnival Corporation ADR	32,669	980,723
	Royal Caribbean Cruises ADR	2,629	853,505
			5,239,018

1.20%	ENERGY
	Expand Energy Corp.	7,455	838,017

13.87%	FINANCIALS
	Ally Financial, Inc.	20,387	861,962
	Ameriprise Financial, Inc.	2,711	1,429,212
	Bank of America Corp.	25,242	1,342,874
	Bank of New York Mellon	14,459	1,733,923
	Capital One Financial Corp.	7,094	1,553,089
	Citizens Financial Group	18,361	1,156,376
	Synchrony Financial	21,633	1,571,205
			9,648,641

7.39%	HEALTH CARE
	Eli Lilly & Co.	1,564	1,622,103
	ResMed, Inc.	3,608	931,983
	Tenet Healthcare Corp.(A)	6,045	1,144,198
	Teva Pharmaceutical Industries Ltd. ADR(A)	25,285	861,713
	Universal Health Services, Inc.	2,891	581,843
			5,141,840

7.41%	INDUSTRIALS
	EMCOR Group, Inc.	2,099	1,512,812
	Leidos Holdings, Inc.	5,266	991,483
	RTX Corp.	6,586	1,323,325
	Vertiv Holdings Co.	7,151	1,331,373
			5,158,993

FINANCIAL STATEMENTS | January 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Schedule of Investments - continuedJanuary 31, 2026 (Unaudited)

See Notes to Financial Statements

		Shares	Value
12.27%	INFORMATION TECHNOLOGY
	Apple, Inc.	3,621	$939,577
	Coherent Corp.(A)	10,735	2,277,752
	Microsoft Corp.	2,862	1,231,490
	Nvidia Corp.	9,665	1,847,272
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,786	2,243,180
			8,539,271

0.83%	UTILITIES
	NRG Energy, Inc.	3,797	579,536

60.56%	TOTAL COMMON STOCKS
	(Cost: $30,170,329)		42,149,412

38.88%	EXCHANGE TRADED FUNDS

13.29%	LARGE CAP FUNDS
	Invesco QQQ Trust Series	3,985	2,478,152
	iShares Russell 1000 ETF	17,882	6,767,622
			9,245,774
3.67%	METALS
	iShares Silver Trust(A)	6,712	506,353
	SPDR Gold Shares(A)	4,594	2,044,100
			2,550,453

4.90%	MID-CAP FUNDS
	Vanguard Mid-Cap ETF	11,521	3,411,253

2.88%	SECTOR FUNDS
	Vanguard Information Technology ETF	2,682	2,005,921

12.12%	SHORT-TERM BONDS
	SPDR Bloomberg 3-12 Month	84,762	8,432,971

2.02%	SMALL CAP FUNDS
	Vanguard Small-Cap ETF	5,201	1,403,698

38.88%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $23,674,608)		27,050,070

FINANCIAL STATEMENTS | January 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Schedule of Investments - continuedJanuary 31, 2026 (Unaudited)

See Notes to Financial Statements

99.44%	TOTAL INVESTMENTS
	(Cost: $53,844,937)	$69,199,482
0.56%	Other assets, net of liabilities	392,893
100.00%	NET ASSETS	$69,592,375

(A)Non-income producing.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

FINANCIAL STATEMENTS | January 31, 2026

See Notes to Financial Statements

WEALTHTRUST DBS LONG TERM GROWTH ETF

Statement of Assets and LiabilitiesJanuary 31, 2026 (Unaudited)

ASSETS
Investments at value (cost of $53,844,937) (Note 1)	$69,199,482
Cash	2,844,926
Receivable for securities sold	1,248,052
Dividends receivable	7,663
TOTAL ASSETS	73,300,123

LIABILITIES
Payable for securities purchased	3,669,659
Accrued advisory fees	38,089
TOTAL LIABILITIES	3,707,748
NET ASSETS	$69,592,375

Net Assets Consist of:
Paid-in capital	$52,446,296
Distributable earnings (accumulated deficits)	17,146,079
Net Assets	$69,592,375

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,945,000
Net Asset Value and Offering Price Per Share	$35.78

FINANCIAL STATEMENTS | January 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Statement of OperationsSix Months Ended January 31, 2026 (Unaudited)

See Notes to Financial Statements

INVESTMENT INCOME
Dividend income (net of foreign tax withheld of $2,201)	$294,333
Total investment income	294,333

EXPENSES
Investment advisory fees (Note 2)	212,857
Total expenses	212,857

Net investment income (loss)	81,476

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	2,831,590
Net change in unrealized appreciation (depreciation) of investments	5,334,155

Net realized and unrealized gain (loss) on investments	8,165,745

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$8,247,221

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3)

FINANCIAL STATEMENTS | January 31, 2026

See Notes to Financial Statements

WEALTHTRUST DBS LONG TERM GROWTH ETF

Statements of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$81,476	$151,796
Net realized gain (loss) on investments	2,831,590	1,902,674
Net change in unrealized appreciation (depreciation) of investments	5,334,155	5,750,933
Increase (decrease) in net assets from operations	8,247,221	7,805,403

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(2,753,612)	(212,244)
Decrease in net assets from distributions	(2,753,612)	(212,244)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	10,136,399	21,732,742
Shares redeemed	(3,194,366)	(1,243,025)
Increase (decrease) in net assets from capital stock transactions	6,942,033	20,489,717

NET ASSETS
Increase (decrease) during period	12,435,642	28,082,876
Beginning of period	57,156,733	29,073,857
End of period	$69,592,375	$57,156,733

FINANCIAL STATEMENTS | January 31, 2026

See Notes to Financial Statements

WEALTHTRUST DBS LONG TERM GROWTH ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended January 31, 2026 (Unaudited)	Years Ended July 31,			Period Ended July 31, 2022*
		2025	2024	2023
Net asset value, beginning of period	$32.75	$27.30	$22.43	$21.15	$25.00
Investment activities
Net investment income (loss) (1)	0.05	0.11	0.04	0.20	0.05
Net realized and unrealized gain (loss) on investments	4.52	5.50	4.99	1.17	(3.90)
Total from investment activities	4.57	5.61	5.03	1.37	(3.85)

Distributions
Net investment income	(0.15)	(0.02)	(0.16)	(0.09)	— (2)
Net realized gain	(1.39)	(0.14)	—	—	—
Total distributions	(1.54)	(0.16)	(0.16)	(0.09)	—
Net asset value, end of period	$35.78	$32.75	$27.30	$22.43	$21.15

Total Return(3)	14.00%	20.63%	22.55%	6.55%	(15.41%)

Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses(5)	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income (loss)(6)	0.26%	0.37%	0.18%	0.95%	0.35%
Portfolio turnover rate(7)	33.57%	195.84%	113.30%	99.98%	146.48%
Net assets, end of period (000s)	$69,592	$57,157	$29,074	$15,143	$10,044

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Less than $0.005 per share.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than a year. Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(5)Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(6)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETF’s in which the Fund invests.

(7)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

*The Fund commenced operations on December 6, 2021.

FINANCIAL STATEMENTS | January 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial StatementsJanuary 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The WealthTrust DBS Long Term Growth ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on December 6, 2021.

The Fund’s objective is to seek long-term growth of capital with a secondary objective of providing dividend income.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by WealthTrust Asset Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio managers are deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available, securities are valued using the NASDAQ Official Closing Price. If market quotations are not readily available,

FINANCIAL STATEMENTS | January 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (Unaudited)

securities are valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (I) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | January 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of January 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$42,149,412	$—	$—	$42,149,412
Exchange Traded Funds	27,050,070	—	—	27,050,070
	$69,199,482	$—	$—	$69,199,482

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the six months ended January 31, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis to calculate realized gains and losses from security transactions for book and tax purposes. Dividends are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also

FINANCIAL STATEMENTS | January 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (Unaudited)

intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended January 31, 2026, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption

FINANCIAL STATEMENTS | January 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (Unaudited)

Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of January 31, 2026:

	Creation Unit Shares	Creation Transaction Fee	Value
WealthTrust DBS Long Term Growth ETF	10,000	$250	$ 357,800

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking is secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | January 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (Unaudited)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.67% of the first $250 million, 0.62% from $250 up to $500 million, and 0.57% in excess of $500 million.

The Advisor has retained Tidal Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

FINANCIAL STATEMENTS | January 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (Unaudited)

For its services, the Sub-Advisor is paid a fee by the Advisor of 0.03%, which is calculated daily and paid monthly, based on the Fund’s average daily net assets, subject to a minimum of $20,000 per year.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus

FINANCIAL STATEMENTS | January 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (Unaudited)

LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer.

The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions for the six months ended January 31, 2026, were as follows:

Purchases	Sales
$20,939,450	$20,696,001

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended January 31, 2026, were as follows:

Purchases	Sales	Realized Gains
$7,238,410	$2,867,726	$982,433

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

FINANCIAL STATEMENTS | January 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (Unaudited)

The tax character of distributions paid during the six months ended January 31, 2026 and for the year ended July 31, 2025, were as follows:

	Six Months Ended January 31, 2026	Year Ended July 31, 2025
Distributions paid from:
Ordinary income	$264,580	$28,016
Realized gains	2,489,032	184,228
	$2,753,612	$212,244

As of January 31, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$(51,704)
Accumulated net realized gain (loss) on investments	1,843,238
Net unrealized appreciation (depreciation) of investments	15,354,545
$17,146,079

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$53,844,937	$15,381,676	$(27,131)	$15,354,545

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Floor (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant

FINANCIAL STATEMENTS | January 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (Unaudited)

must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six Months Ended January 31, 2026	Year Ended July 31, 2025
Shares sold	290,000	720,000
Shares Redeemed	(90,000)	(40,000)
Net increase (decrease)	200,000	680,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | January 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end
management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because WealthTrust Asset Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Investment Advisory Agreement and Sub-Advisory Agreement Renewal and Approval WealthTrust DBS Long Term Growth ETF

At a meeting held on September 23-24, 2025 and on October 29, 2025 (each a “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and WealthTrust Asset Management LLC (“WealthTrust”) and the Amended and Restated Delegated Services Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between WealthTrust and Tidal Investments, LLC (“Tidal”), each with respect to the WealthTrust DBS Long Term Growth ETF (“WealthTrust ETF”). The Board discussed the arrangements between WealthTrust and the Trust and WealthTrust and Tidal with respect to the WealthTrust ETF. The Board reflected on its discussions with the representatives from WealthTrust earlier in the Meeting regarding the manner in which the WealthTrust ETF was to be managed and the roles and responsibilities of WealthTrust and Tidal under the Advisory Agreement and the Sub-Advisory Agreement (together, the “WealthTrust Advisory Agreements”).

The Trustees reviewed a memorandum from Trust Counsel that addressed the Trustees’ duties when considering the continuation of the WealthTrust Advisory Agreements and the responses of WealthTrust and Tidal to requests for information from Trust Counsel on behalf of the Board. A copy of this

FINANCIAL STATEMENTS | January 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Supplemental Information (unaudited) - continued

memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of WealthTrust and Tidal to requests for information from Trust Counsel on behalf of the Board and noted that the responses included a copy of financial information for WealthTrust and Tidal, an expense comparison analysis for the WealthTrust ETF and comparable ETFs, and the WealthTrust Advisory Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the WealthTrust Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by WealthTrust and Tidal; (ii) the investment performance of the WealthTrust ETF; (iii) the costs of the services to be provided and profits to be realized by WealthTrust and Tidal from the relationship with the WealthTrust ETF; (iv) the extent to which economies of scale would be realized if the WealthTrust ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of their investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at these Meetings. The Board requested or was provided with information and reports relevant to the approval of the WealthTrust Advisory Agreements, including: (i) information regarding the services and support to be provided by WealthTrust and Tidal to the WealthTrust ETF and its shareholders; (ii) presentations by management of WealthTrust and Tidal addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the WealthTrust ETF; (iii) information pertaining to the compliance structure of WealthTrust and Tidal; (iv) disclosure information contained in the WealthTrust ETF’s registration statement and WealthTrust’s and Tidal’s Forms ADV and/or their policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the WealthTrust Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about WealthTrust and Tidal, including financial information, information on personnel and the services to be provided by WealthTrust and Tidal to the WealthTrust ETF, each firm’s compliance program, information on any current legal matters, and other general information; (ii) expenses of the WealthTrust ETF and comparative expense and performance information for other ETFs

FINANCIAL STATEMENTS | January 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Supplemental Information (unaudited) - continued

with strategies similar to the WealthTrust ETF prepared by an independent third party; (iii) the anticipated effect of size on the WealthTrust ETF’s performance and expenses; and (iv) benefits anticipated to be realized by WealthTrust and Tidal from their relationship with the WealthTrust ETF.

The Board did not identify any particular information that was most relevant to its consideration to approve the WealthTrust Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the WealthTrust Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services provided by WealthTrust and Tidal

In this regard, the Board considered the responsibilities of WealthTrust and Tidal under their respective WealthTrust Advisory Agreement. The Board reviewed the services provided by WealthTrust and Tidal to the WealthTrust ETF, including, without limitation, WealthTrust’s process for formulating investment recommendations and the processes of both WealthTrust and Tidal for assuring compliance with the WealthTrust ETF’s investment objectives and limitations; Tidal’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by WealthTrust for the WealthTrust ETF among the service providers; and the anticipated efforts of WealthTrust to promote the WealthTrust ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of WealthTrust and Tidal; the education and experience of their personnel; and information provided regarding their compliance programs, policies and procedures. The Board considered the methods to be utilized by WealthTrust in supervising Tidal as a sub-adviser to the WealthTrust ETF and the relationship between WealthTrust and Tidal. After reviewing the foregoing and further information from WealthTrust and Tidal, the Board concluded that the quality, extent, and nature of the services provided by WealthTrust and Tidal were satisfactory and adequate for the WealthTrust ETF.

The investment performance of the WealthTrust ETF

The Board reviewed the WealthTrust ETF’s performance. The Board discussed the reports prepared by Broadridge Financial Solutions (“Broadridge”) and compared the performance of the WealthTrust ETF with the performance of its benchmark index, the S&P 500 Index (“S&P 500”), the funds in its Morningstar category, the Large Blend category (its “Category”), and a peer group selected from its Category by Broadridge, consisting of 14 ETFs (its “Peer Group”). The Board noted that the WealthTrust ETF had outperformed the S&P 500, and the

FINANCIAL STATEMENTS | January 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Supplemental Information (unaudited) - continued

medians of both its Category and Peer Group for the one-year period ended June 30, 2025, that it had performed evenly with the median of its Peer Group for the three-year period ended July 31, 2025, but had underperformed the S&P 500 and the median of its Category for the three-year period ended July 31, 2025.

After a detailed discussion of the WealthTrust ETF’s performance, the Board concluded, in light of all the facts and circumstances, that the investment performance of the WealthTrust ETF was satisfactory.

The costs of services to be provided and profits to be realized by WealthTrust and Tidal from the relationship with the WealthTrust ETF

In this regard, the Board considered the financial condition of WealthTrust and the level of commitment to the WealthTrust ETF by WealthTrust. The Board also considered the assets and expenses of the WealthTrust ETF, including the nature and frequency of the unitary fee payments. The Board noted the information on profitability provided by WealthTrust and Tidal. The Trustees considered the WealthTrust ETF’s unitary fee structure, and compared the unitary fee of the WealthTrust ETF to the fees and expenses of its Category and Peer Group. The Trustees noted that the WealthTrust ETF’s gross and net expense ratios and gross and net unitary fees were each higher than the medians of its Category and Peer Group, but were within the range of those for funds in its Category and Peer Group. The Trustees also considered the split of the unitary fee paid to WealthTrust compared to those paid to Tidal and the respective services provided by each to the WealthTrust ETF. The Board also considered that Tidal represented that its fee for sub-advising the WealthTrust ETF is consistent with the range of fees charged to other clients.

The Trustees considered Wealthtrust’s representations that the acquired fund fees and expenses of third-party ETFs in which the WealthTrust invests are not duplicative of the fees paid and services provided by WealthTrust.

After further consideration, the Board concluded that the profitability of WealthTrust and Tidal was not unreasonable, and the fees to be paid to WealthTrust (who in turn pays Tidal) were within an acceptable range in light of the services to be rendered by WealthTrust and Tidal.

FINANCIAL STATEMENTS | January 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Supplemental Information (unaudited) - continued

The extent to which economies of scale would be realized as the WealthTrust ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the WealthTrust ETF’s shareholders

The Trustees considered the unitary fee schedule of the WealthTrust ETF, which includes breakpoints in the fee rate applicable to net assets in excess of specified levels, and how possible benefits from economies of scale may be realized by shareholders. The Board noted that the WealthTrust ETF’s unitary fee structure limits shareholders’ exposure to fee increases. The Trustees also considered the sub-advisory fee schedule of the WealthTrust ETF. The Trustees concluded that they were satisfied with the extent to which possible economies of scale may be shared for the benefit of shareholders of the WealthTrust ETF.

Possible conflicts of interest and other benefits

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the WealthTrust ETF; the basis of decisions to buy or sell securities for the WealthTrust ETF; the substance and administration of the Code of Ethics and other relevant policies of WealthTrust and Tidal. The Board noted that WealthTrust and Tidal have each represented that it does not utilize soft dollars or commission recapture with regard to the WealthTrust ETF. The Board also considered potential benefits for WealthTrust and Tidal in managing the WealthTrust ETF. Following further consideration and discussion, the Board concluded that the standards and practices of WealthTrust and Tidal relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of WealthTrust and Tidal from managing the WealthTrust ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under each WealthTrust Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Board approved the continuation of the WealthTrust Advisory Agreements for the WealthTrust ETF.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes renumeration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 6, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: April 6, 2026

* Print the name and title of each signing officer under his or her signature.